BUSINESS DISPOSITIONS AND DISCONTINUED OPERATIONS - Income (Loss) from Discontinued Operations, Net of Tax (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Impairment of goodwill			$ 833,100	$ 0	$ 0	$ 833,075
Income from discontinued operations, net of tax	$ 69,461	$ 73,136		250,146	345,405	291,964
Income from discontinued operations, net of tax	68,653	72,481		246,654	342,305	289,212
Held-for-sale | Issuer Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	620,729	602,735		2,483,657	2,401,094	2,245,506
Operating expenses:
Cost of service	444,808	434,201		1,795,319	1,740,187	1,636,934
Selling, general and administrative	85,133	75,873		359,928	284,090	277,938
Total operating expenses	529,941	510,074		2,155,247	2,024,277	1,914,872
Operating income	90,788	92,661		328,410	376,817	330,634
Interest and other (expense) income, net	(7,604)	(6,869)		(22,519)	(16,783)	1,717
Income from discontinued operations before income taxes and equity in income of equity method investments	83,184	85,792		305,891	360,034	332,351
Income tax expense	13,761	12,689		56,064	15,073	40,897
Income from discontinued operations before equity in income of equity method investments	69,423	73,103		249,827	344,961	291,454
Equity in income of equity method investments	38	33		319	444	510
Income from discontinued operations, net of tax	69,461	73,136		250,146	345,405	291,964
Income from discontinued operations attributable to noncontrolling interests	(808)	(655)		(3,492)	(3,100)	(2,752)
Income from discontinued operations, net of tax	$ 68,653	$ 72,481		$ 246,654	$ 342,305	$ 289,212